Consolidated Statements of Profit or Loss (Unaudited)	6 Months Ended
	Jun. 30, 2023 EUR (€) € / shares shares	Jun. 30, 2022 EUR (€) € / shares shares
Statement [Line Items]
Revenue	€ 79,031	€ 131,521
Costs and operating expenses:
Cost of revenue – outside parties	(2,032)	(11,392)
Cost of revenue – related parties		(18,376)
General and administrative – outside parties	(1,631,787)	(192,376)
Total operating expenses	(1,633,819)	(222,144)
Operating (loss) gain	(1,554,788)	(90,623)
Other income (expenses)	2,173	5,111
Net fair value gain/(loss) on financial assets at fair value through the profit and loss	27,186
Change in warrant expense	3,888
Finance costs	(140)	(1,686)
Total other income	33,107	3,425
Loss before income taxes	(1,521,681)	(87,198)
Provision for income taxes	(3,351)	(8,637)
Net loss	(1,525,032)	(95,835)
Non controlling interest	(6,434)
Owners of the Parent	€ (1,518,598)
Basic and diluted weighted average shares outstanding
Basic weighted average shares outstanding (in Shares) | shares		1
Basic and diluted loss per share (in EUR)
Basic (loss) earnings per share (in Euro per share) | € / shares	€ (0.14)	€ (0.03)
Class A
Basic and diluted weighted average shares outstanding
Basic weighted average shares outstanding (in Shares) | shares	7,700,000	2,850,000
Basic and diluted loss per share (in EUR)
Basic (loss) earnings per share (in Euro per share) | € / shares	€ (0.14)	€ (0.03)
Class B
Basic and diluted weighted average shares outstanding
Basic weighted average shares outstanding (in Shares) | shares	3,457,818	100,000
Basic and diluted loss per share (in EUR)
Basic (loss) earnings per share (in Euro per share) | € / shares	€ (0.14)	€ (0.03)